STOCKHOLDERS DEFICIT	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
STOCKHOLDERS DEFICIT
NOTE 11 - STOCKHOLDERS' DEFICIT

NOTE 11 – STOCKHOLDERS’ DEFICIT

Authorized Shares

As of April 30, 2021, the Company had authorized 11,000,000 shares of capital stock, consisting of 10,000,000 shares of common stock and 1,000,000 shares of preferred stock. However, on August 16, 2021, the Company approved an amendment to its Articles of Incorporation to increase the number of its authorized shares of common stock from 10,000,000 to 200,000,000. Shareholders owning in excess of 50.1% of the outstanding shares of voting common stock of the Company executed a written consent approving the amendment. As of October 31, 2021, the Company had authorized 201,000,000 shares of capital stock, consisting of 200,000,000 shares of common stock and 1,000,000 shares of preferred stock.

Common Stock Issuances

During the six months ended October 31, 2021, the Company issued a total of 14,568,721 shares of its common stock: 170,000 shares (plus 3,580,000 prefunded warrants and 2,575,500 warrants, see Warrants below) for cash of $3,000,000; 6,433,743 shares valued at $154,437 in conversion of convertible notes principal of $149,444, accrued interest payable of $4,490 and payment of fees of $504; 6,817,224 shares valued at $74,989 in conversion of related party convertible notes principal; 17,754 shares issued pursuant to the rounding of fractional shares in connection with our reverse stock split; and 1,130,000 shares issued for the exercise of prefunded warrants. In conjunction with the stock and warrants issued for cash, the Company also issued 337,500 warrants to the placement agent (see Warrants below) and recognized $349,150 in out-of-pocket offering costs.

During the six months ended October 31, 2020, the Company issued a total of 85,828 shares of its common stock in conversion of convertible notes principal of $53,500 and accrued interest payable of $3,180. Settlement of derivative liabilities in the debt conversions totaled $18,612.

Series A Preferred Stock

The Series A preferred stock has no redemption, conversion or dividend rights; however, the holders of the Series A preferred stock, voting separately as a class, has the right to vote on all shareholder matters equal to 51% of the total vote.

During the six months ended October 31, 2021 and 2020 the Company did not issue any shares of its preferred stock.

Warrants

The Company has issued warrants in prior years to investors in a series of subscription agreements in equity financings or for other stock-based compensation. Certain of the warrants contain anti-dilution provisions that the Company has previously identified as derivatives. The Company estimates the fair value of the derivatives using multinomial lattice models that value the warrants based on a probability weighted cash flow model using projections of the various potential outcomes and considering the previous existence of a tainted equity environment (see Note 10).

A summary of warrant activity during the six months ended October 31, 2021 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2021	107,991	$1.00	0.91
Granted	6,980,263	$0.41
Canceled / Expired	-	$-
Exercised	(1,130,000)	$0.00

Outstanding, October 31, 2021	5,958,254	$0.50	2.34

During the six months ended October 31, 2021 the Company granted 487,263 warrants issued to warrant holders pursuant to anti-dilution provisions and 6,493,000 warrants issued in conjunction with the sale of common stock (see Common Stock Issuances above). As the fair value of the warrants granted would have had a net zero impact to equity (increasing additional paid in capital and recording offering costs for the same amount), the Company did not break out or complete a separate valuation of the warrant granted in association with the capital raise. Of the 6,493,000 warrants granted, 3,580,000 are prefunded, therefore have a zero exercise price and no expiration. The remaining warrants have a 5 year life and 2,575,500 of the warrants have a $0.80 exercise price while the other 337,500 have a $1.00 exercise price.

NOTE 11 – STOCKHOLDERS’ DEFICIT

Authorized Shares

As of April 30, 2021, the Company had authorized 11,000,000 shares consisting of 10,000,000 shares of common stock and 1,000,000 shares of preferred stock.

Effective February 16, 2021, the Company amended its Articles of Incorporation to increase the number of its authorized shares from 25,010,000,000 to 37,010,000,000 shares, comprised of 37,000,000,000 common shares and 10,000,000 preferred shares. Effective July 1, 2021, the Company amended its Articles of Incorporation to decrease the number of its authorized shares from 37,010,000,000 to 11,000,000 shares, comprised of 10,000,000 common shares and 1,000,000 preferred shares.

Effective July 1, 2021, the Company amended its articles of incorporation to provide for a 1 for 10,000 reverse stock split of our common shares. Shareholders owning in excess of 50.1% of the outstanding shares of voting common stock of the Company executed a written consent approving such amendment. The amendment was also approved by the Company’s Board of Directors. The Company has given retroactive effect to the reverse stock split for all periods presented. See Note 14.

Common Stock Issuances

During the year ended April 30, 2021,the Company issued a total of 1,916,358 shares of its common stock: 2,000 shares for consulting services valued at $34,000; 1,525,583 shares valued at $1,932,365 in conversion of convertible notes principal of $1,618,394, accrued interest payable of $301,943 and payment of fees of $12,028; and 388,775 shares valued at $4,277 in conversion of convertible notes payable – related party principal of $4,277. Settlement of derivative liabilities in debt conversions and repayments totaled $22,511,164.

During the year ended April 30, 2020, the Company issued a total of 1,328,465 shares of its common stock: 3 shares for consulting services valued at $84; 16,991 shares valued at $28,387 in payment of accrued expenses of $36,942 resulting in a gain on extinguishment of debt of $8,555; 667,835 shares valued at $811,676 in conversion of convertible notes principal of $769,255, accrued interest payable of $33,671 and payment of fees of $8,750; and 643,636 shares valued at $355,460 in conversion of convertible notes payable – related party principal of $354,000 and accrued interest payable of $1,460. Settlement of derivative liabilities in debt conversions and repayments totaled $812,896.

Series A Preferred Stock

The Series A preferred stock has no redemption, conversion or dividend rights; however, the holders of the Series A preferred stock, voting separately as a class, has the right to vote on all shareholder matters equal to 51% of the total vote.

During the year ended April 30, 2021 no preferred shares were issued. Effective August 1, 2019, the Company issued 1,000 shares of Series A preferred stock to Maple Resources for services rendered. The shares were valued at $23,900 by an independent valuation firm.

Warrants

The Company has issued warrants in prior years to investors in a series of subscription agreements in equity financings or for other stock-based compensation. Certain of the warrants contain anti-dilution provisions that the Company has identified as derivatives. We estimate the fair value of the derivatives using multinomial lattice models that value the warrants based on a probability weighted cash flow model using projections of the various potential outcomes and considering the existence of a tainted equity environment (see Note 10).

A summary of warrant activity during the years ended April 30, 2021 and 2020 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2019	1,789,291	$1.00	2.91
Granted	444,248,462	$1.00
Canceled / Expired	-
Exercised	-

Outstanding, April 30, 2020	446,037,753	$1.00	1.91
Granted	633,880,117	$1.00
Canceled / Expired	(8,000)	$0.58
Exercised	-

Outstanding, April 30, 2021	1,079,909,872	$1.00	0.91

The warrant shares granted during the years ended April 30, 2021 and 2020 are comprised of warrant shares issued to warrant holders pursuant to anti-dilution provisions.

Stock Options

As a condition for entering into the October 5, 2018 GS convertible debenture (see Note 7), GS required affiliates of Jack W. Hanks and Bruce Lemons, our directors (the “Affiliates”), to pledge their shares of Class B Common Stock (constituting 100% of the then outstanding shares of Class B Common Stock) to GS to secure the repayment of the debenture by the Company. As consideration to the Affiliates for entering into the GS pledge agreement, the Company granted a ten-year option, effective as of December 11, 2018, to the Affiliates to purchase 2,000,000 common shares of the Company at $0.08 per share. Effective November 30, 2020, the option agreement was amended to cancel the 2,000,000 options.

A summary of stock option activity during the years ended April 30, 2021 and 2020 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2019	2,000,000	$0.08

Granted	-
Canceled / Expired	-
Exercised	-

Outstanding, April 30, 2020	2,000,000	$0.08	8.62

Granted	-
Canceled / Expired	(2,000,000)
Exercised	-

Outstanding, April 30, 2021	-	$-	-

Common Stock Reserved

Combined with the 3,251,641 common shares outstanding at April 30, 2021, all authorized common shares have been issued or reserved for issuance of outstanding warrants, stock options, and convertible notes payable and no common shares are available for share issuances other than those shares included in the reserves.